Redeemable convertible preferred stock - Schedule of Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Nov. 29, 2018
Temporary Equity [Line Items]
Temporary equity, shares authorized	50,000,000	50,000,000
Temporary equity, shares issued	32,500,000	12,500,000
Temporary equity, shares outstanding	32,500,000	12,500,000
Temporary equity, value	$ 27,429	$ 9,061
Temporary equity, liquidation preference	$ 32,500	$ 12,500
Common shares issuable upon conversion	9,798,298	3,768,575
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized	50,000,000	50,000,000
Temporary equity, shares issued	32,500,000	12,500,000
Temporary equity, shares outstanding	32,500,000	12,500,000
Temporary equity, value	$ 27,429	$ 9,061
Temporary equity, liquidation preference	$ 32,500	$ 12,500
Common shares issuable upon conversion	9,798,298	3,768,575	5,000,000